Equity - Other contributed equity - Summary of equity -Other contributed equity (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Statement of changes in equity [abstract]
Convertible note - Triaxial	$ 464	$ 464